Note 15 - Preferred Stock	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Preferred Stock [Text Block]
1 5 .	Preferred Stock

As discussed in Note
1
3,
in
June 2013,
the Company and Platinum entered into a Warrant Exercise Agreement, pursuant to which Platinum exercised its Series
X
warrant and Series AA warrant for
2,364.9
shares of the Company's Series B Preferred Stock, convertible into
7,733,223
shares of our common stock in the aggregate.

During
2013,
Platinum converted
1,737.9
shares of the Series B Preferred Stock into
5,682,933
shares of our common stock under the terms of the Series B Preferred Stock. During
2014,
Platinum converted
4,422
shares of the Series B Preferred Stock into
14,459,940
shares of our common stock under the terms of the Series B Preferred Stock. In
November 2014,
we entered into a
second
Securities Exchange Agreement with Platinum, pursuant to which P latinum exchanged
4,499,520
shares of our common stock owned by Platinum for
1,376
shares of our Series B Preferred Stock.

In
August 2015,
we entered into a Securities Exchange Agreement with
two
investment funds managed by Platinum to exchange the
4,519
shares of Series B Preferred Stock held by them for
twenty
-year warrants to purchase common stock of the Company (the “Series LL Warrants”). The Series B Preferred Stock was convertible into common stock at a conversion rate of
3,270
shares of common stock per share of Series B Preferred Stock resulting in an aggregate number of shares of common stock into which the Series B Preferred Stock was convertible of
14,777,130
shares. The exercise price of the Series LL Warrants is
$0.01
per share, and the total number of shares of common stock for which the Series LL Warrants are exercisable is
14,777,130
shares. The Series LL Warrants contain cashless exercise provisions, and the other economic terms are comparable to those of the Series B Preferred Stock, except that there is no
liquidation preference associated with the Series LL Warrants or shares issuable on the exercise thereof. The Securities Exchange Agreement also contains certain provisions that prohibit the payment of dividends, distributions of common stock or issuances of common stock at effective prices less than
$1.35.
There was
no
other consideration paid or received for the exchange.
No
gain or loss was recognized in our consolidated financial statements as a result of the exchange. The exchange transaction was entered into in connection with the filing of an application to list the Company’s common stock on the Tel Aviv Stock Exchange (“TASE”) in order to comply with a listing requirement of the TASE requiring that listed companies have only one
class of equity securities issued and outstanding. Following the exchange, the Company has no
shares of preferred stock outstanding.